NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2017	¥ 63,094	$ 9,087
2018	12,285	1,770
2019	7,409	1,067
2020	3,675	529
2021	3,457	498
above 5 years	¥ 8,384	$ 1,207